Investments in joint ventures	3 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
10. Investments in joint ventures

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Accumulated losses of joint ventures	$61,752	$59,630

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of GDF Suez Neptune) and SRV Joint Gas Two Ltd. (owner of GDF Suez Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended
	March 31,
(in thousands of U.S. dollars)	2015	2014
Time charter revenues	$20,337	$20,498
Total revenues	$20,337	$20,498
Operating expenses	(4,269)	(4,289)
Depreciation and amortization	(4,507)	(4,724)
Operating income	11,561	11,485
Unrealized gain (loss) on derivative instruments	(7,864)	(6,308)
Other financial expense, net	(8,094)	(8,673)
Net income (loss)	$(4,397)	$(3,496)
Share of joint ventures owned	50%	50%
Share of joint ventures net income (loss) before eliminations	(2,199)	(1,748)
Eliminations	77	77
Equity in earnings (losses) of joint ventures	$(2,122)	$(1,671)

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Cash and cash equivalents	$12,190	$10,719
Other current assets	3,190	3,317
Total current assets	15,380	14,036
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	577,235	577,897
Other long-term assets	2,084	2,174
Total long-term assets	604,423	605,175
Current portion of long-term debt	21,091	20,768
Amounts and loans due to owners and affiliates	13,146	14,516
Derivative financial instruments	23,869	23,887
Other current liabilities	11,456	8,278
Total current liabilities	69,562	67,449
Long-term debt	495,973	501,369
Loans due to owners and affiliates	22,101	24,575
Derivate financial liabilities	109,791	101,910
Other long-term liabilities	27,477	24,612
Total long-term liabilities	655,342	652,466
Net liabilities	$(105,101)	$(100,704)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(52,551)	(50,352)
Eliminations	(9,201)	(9,278)
Accumulated losses of joint ventures	$(61,752)	$(59,630)